EATON VANCE INCOME FUND OF BOSTON
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION



     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Income Fund of Boston (the "Registrant") (1933 Act File No. 02-42722) certifies (a) that the forms of prospectuses and statement of additional information dated July 23, 2001 used with respect to the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 50 ("Amendment No. 50") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 50 was filed electronically with the Commission (Accession No. 0000940394-01-500326) on July 20, 2001.

                                     EATON VANCE INCOME FUND OF BOSTON


                                     By:  /s/ Eric G. Woodbury
                                          --------------------------------------
                                          Eric G. Woodbury, Esq.
                                          Assistant Secretary


Dated:  July 24, 2001